Segment Reporting - Disclosure of Detailed Information About Operating Segment Performance (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about operating segment performance [line items]
Revenue	S/ 4,085,004	S/ 3,899,462	S/ 4,014,013
Gross profit (loss)	441,763	674,489	502,452
Administrative expenses	(213,908)	(278,433)	(322,454)
Other income and expenses, net	(326,754)	(61,335)	(32,869)
Gain from the sale of investments		(7)	34,545
Operating (loss) profit	(98,899)	334,714	181,674
Financial expenses	(231,709)	(247,982)	(150,777)
Financial income	74,656	50,925	13,742
Share of profit or loss in associates and joint ventures	(218,774)	(3,709)	473
Profit (loss) before income tax	(474,726)	133,948	45,112
Income tax expense	(319,957)	(113,318)	(46,305)
(Loss) profit from continuing operations	(794,683)	20,630	(1,193)
Profit (loss) from discontinued operations	(43,959)	36,785	210,431
(Loss) profit for the year	(838,642)	57,415	209,238
(Loss) profit from attributable to:
Owners of the Company	(884,721)	(83,188)	148,738
Non-controlling interest	46,079	140,603	60,500
Profit (loss) for the period	(838,642)	57,415	209,238
Parent company operations [member]
Disclosure of detailed information about operating segment performance [line items]
Revenue	87,476	62,098	70,050
Gross profit (loss)	(2,168)	(10,564)	(37,771)
Administrative expenses	(40,402)	(62,890)	(100,968)
Other income and expenses, net	(305,749)	(47,779)	10,512
Gain from the sale of investments			(18,672)
Operating (loss) profit	(348,319)	(121,233)	(146,899)
Financial expenses	(101,914)	(115,077)	(81,310)
Financial income	73,832	31,752	35,431
Dividends	12,688
Share of profit or loss in associates and joint ventures	(711,962)	84,138	142,595
Profit (loss) before income tax	(1,075,675)	(112,076)	(50,183)
Income tax expense	(196,219)	22,867	44,032
(Loss) profit from continuing operations	(1,271,894)	(89,209)	(6,151)
Profit (loss) from discontinued operations	(42,857)	(3,709)	123,603
(Loss) profit for the year	(1,314,751)	(92,918)	117,452
(Loss) profit from attributable to:
Owners of the Company	(1,304,675)	(85,715)	125,182
Non-controlling interest	(10,076)	(7,203)	(7,730)
Profit (loss) for the period	(1,314,751)	(92,918)	117,452
Elimination of intersegment amounts [member]
Disclosure of detailed information about operating segment performance [line items]
Revenue	(651,492)	(636,882)	(483,405)
Gross profit (loss)	(49,637)	(15,612)	(43,795)
Administrative expenses	61,201	40,080	51,768
Other income and expenses, net	(921)	660	560
Gain from the sale of investments			4,215
Operating (loss) profit	10,643	25,128	12,748
Financial expenses	38,219	24,735	27,471
Financial income	(46,967)	(42,359)	(42,603)
Dividends	(12,688)
Share of profit or loss in associates and joint ventures	493,995	(100,811)	(175,144)
Profit (loss) before income tax	483,202	(101,651)	(177,528)
Income tax expense	(1,118)	(834)	(101)
(Loss) profit from continuing operations	482,084	(102,485)	(177,629)
Profit (loss) from discontinued operations	(1,102)	(3,602)	9,991
(Loss) profit for the year	480,982	(106,087)	(167,638)
(Loss) profit from attributable to:
Owners of the Company	480,766	(91,811)	(140,992)
Non-controlling interest	216	(14,276)	(26,646)
Profit (loss) for the period	480,982	(106,087)	(167,638)
Operating segments [member] | Engineering and Construction [member]
Disclosure of detailed information about operating segment performance [line items]
Revenue	2,797,326	1,960,863	2,331,907
Gross profit (loss)	98,362	62,095	176,473
Administrative expenses	(141,421)	(136,066)	(188,162)
Other income and expenses, net	9,937	(13,515)	(46,445)
Operating (loss) profit	(33,122)	(87,486)	(58,134)
Financial expenses	(74,171)	(82,861)	(46,655)
Financial income	5,643	15,122	8,491
Share of profit or loss in associates and joint ventures	(3,558)	11,366	30,982
Profit (loss) before income tax	(105,208)	(143,859)	(65,316)
Income tax expense	(35,457)	14,361	877
(Loss) profit from continuing operations	(140,665)	(129,498)	(64,439)
Profit (loss) from discontinued operations		44,096	76,837
(Loss) profit for the year	(140,665)	(85,402)	12,398
(Loss) profit from attributable to:
Owners of the Company	(137,110)	(86,857)	12,078
Non-controlling interest	(3,555)	1,455	320
Profit (loss) for the period	(140,665)	(85,402)	12,398
Operating segments [member] | Energy infrastructure [member]
Disclosure of detailed information about operating segment performance [line items]
Revenue	552,584	560,506	436,876
Gross profit (loss)	108,291	120,360	71,825
Administrative expenses	(24,230)	(20,898)	(15,854)
Other income and expenses, net	606	1,243	5,138
Operating (loss) profit	84,667	100,705	61,109
Financial expenses	(13,266)	(15,631)	(13,423)
Financial income	2,033	4,593	1,965
Share of profit or loss in associates and joint ventures	2,293	1,608	1,584
Profit (loss) before income tax	75,727	91,275	51,235
Income tax expense	(22,911)	(26,275)	(13,151)
(Loss) profit from continuing operations	52,816	65,000	38,084
(Loss) profit for the year	52,816	65,000	38,084
(Loss) profit from attributable to:
Owners of the Company	48,056	59,866	33,714
Non-controlling interest	4,760	5,134	4,370
Profit (loss) for the period	52,816	65,000	38,084
Operating segments [member] | Toll roads infrastructure [member]
Disclosure of detailed information about operating segment performance [line items]
Revenue	633,301	733,148	642,127
Gross profit (loss)	96,164	107,092	139,196
Administrative expenses	(28,623)	(35,626)	(32,453)
Other income and expenses, net	(47,998)	(11)	1,061
Operating (loss) profit	19,543	71,455	107,804
Financial expenses	(27,297)	(26,691)	(6,892)
Financial income	2,245	2,560	3,257
Profit (loss) before income tax	(5,509)	47,324	104,169
Income tax expense	(17,112)	(15,737)	(32,290)
(Loss) profit from continuing operations	(22,621)	31,587	71,879
(Loss) profit for the year	(22,621)	31,587	71,879
(Loss) profit from attributable to:
Owners of the Company	(28,270)	26,731	55,620
Non-controlling interest	5,649	4,856	16,259
Profit (loss) for the period	(22,621)	31,587	71,879
Operating segments [member] | Transportation infrastructure [member]
Disclosure of detailed information about operating segment performance [line items]
Revenue	397,853	586,329	365,771
Gross profit (loss)	119,464	122,567	48,696
Administrative expenses	(17,991)	(12,007)	(15,279)
Other income and expenses, net	(2,661)	31	5
Operating (loss) profit	98,812	110,591	33,422
Financial expenses	(10,948)	(20,604)	(8,000)
Financial income	33,215	35,147	3,606
Profit (loss) before income tax	121,079	125,134	29,028
Income tax expense	(39,634)	(38,017)	(9,544)
(Loss) profit from continuing operations	81,445	87,117	19,484
(Loss) profit for the year	81,445	87,117	19,484
(Loss) profit from attributable to:
Owners of the Company	61,084	65,338	14,613
Non-controlling interest	20,361	21,779	4,871
Profit (loss) for the period	81,445	87,117	19,484
Operating segments [member] | Water treatment infrastructure [member]
Disclosure of detailed information about operating segment performance [line items]
Revenue	3,555	3,270	3,152
Gross profit (loss)	500	592	445
Administrative expenses	(397)	(296)	(317)
Other income and expenses, net	12
Operating (loss) profit	115	296	128
Financial expenses	(12)	6	(50)
Financial income	826	554	26
Profit (loss) before income tax	929	856	104
Income tax expense	(506)	(517)	(228)
(Loss) profit from continuing operations	423	339	(124)
(Loss) profit for the year	423	339	(124)
(Loss) profit from attributable to:
Owners of the Company	423	339	(124)
Profit (loss) for the period	423	339	(124)
Operating segments [member] | Real estate [member]
Disclosure of detailed information about operating segment performance [line items]
Revenue	264,401	630,130	647,535
Gross profit (loss)	70,787	287,959	147,383
Administrative expenses	(22,045)	(50,730)	(21,189)
Other income and expenses, net	20,020	(1,971)	(3,700)
Gain from the sale of investments			49,002
Operating (loss) profit	68,762	235,258	171,496
Financial expenses	(42,320)	(11,859)	(21,918)
Financial income	3,829	3,556	3,569
Share of profit or loss in associates and joint ventures	458	(10)	456
Profit (loss) before income tax	30,729	226,945	153,603
Income tax expense	(7,000)	(69,166)	(35,900)
(Loss) profit from continuing operations	23,729	157,779	117,703
(Loss) profit for the year	23,729	157,779	117,703
(Loss) profit from attributable to:
Owners of the Company	(4,995)	28,921	48,647
Non-controlling interest	28,724	128,858	69,056
Profit (loss) for the period	S/ 23,729	S/ 157,779	S/ 117,703